Note 6 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	$2,688,887	$(1,000,602)	$1,688,285
Depreciation	-	(83,178)	(83,178)
Vessel acquisitions and other vessels’ costs	64,231	-	64,231
Disposals, transfers and other movements	(157,350)	67,521	(89,829)
Balance, December 31, 2017	$2,595,768	$(1,016,259)	$1,579,509
Depreciation	-	(82,434)	(82,434)
Vessel acquisitions, advances and other vessels’ costs	723,544	-	723,544
Disposals, transfers and other movements	(20,001)	6,168	(13,833)
Balance, December 31, 2018	$3,299,311	$(1,092,525)	$2,206,786